Employee future benefits (Tables)	12 Months Ended
Dec. 31, 2019
Employee Benefits [Abstract]
Disclosure of net defined benefit liability (asset)

	December 31, 2019	December 31, 2018
Net defined benefit pension plan liability	$4,308	$4,215
Net other post-retirement benefit plan liability	88	84
Employee future benefits	$4,396	$4,299

	Defined benefit obligation		Fair value of plan assets		Net defined benefit liability
Defined benefit pension plan	2019	2018	2019	2018	2019	2018
Balance at January 1	$16,255	$17,603	$(12,040)	$(12,809)	$4,215	$4,794
Included in profit or loss
Current service cost	37	57	—	—	37	57
Interest cost (income)	661	621	(493)	(455)	168	166
Benefits payable	—	—	—	—	—	—
	698	678	(493)	(455)	205	223
Included in other comprehensive income
Remeasurements loss (gain):
Actuarial loss (gain) arising from:
Demographic assumptions	(236)	(49)	—	—	(236)	(49)
Financial assumptions	2,343	(1,331)	—	—	2,343	(1,331)
Experience adjustment	(131)	(2)	—	—	(131)	(2)
Return on plan assets excluding interest	—	—	(1,593)	1,075	(1,593)	1,075
income
Plan expenses	(35)	(35)	35	35	—	—
	1,941	(1,417)	(1,558)	1,110	383	(307)
Other
Contributions paid by the employer	—	—	(495)	(495)	(495)	(495)
Benefits paid	(622)	(609)	622	609	—	—
	(622)	(609)	127	114	(495)	(495)
Balance at December 31	$18,272	$16,255	$(13,964)	$(12,040)	$4,308	$4,215
18.  Employee future benefits (cont'd):

	Defined benefit obligation		Fair value of plan assets		Net defined benefit liability
Other post-retirement benefit plan	2019	2018	2019	2018	2019	2018
Balance at January 1	$84	$120	$—	$—	$84	$120
Included in profit or loss
Interest cost (income)	3	3	—	—	3	3
	3	3	—	—	3	3
Included in other comprehensive income
Remeasurements loss (gain):
Actuarial loss (gain) arising from:
Demographic assumptions	—	—	—	—	—	—
Financial assumptions	7	(5)	—	—	7	(5)
Experience adjustment	10	7	—	—	10	7
	17	2	—	—	17	2
Other
Contributions paid by the employer	—	—	(16)	(41)	(16)	(41)
Benefits paid	(16)	(41)	16	41	—	—
	(16)	(41)	—	—	(16)	(41)
Balance at December 31	$88	$84	$—	$—	$88	$84

Disclosure of comprehensive income by plan type

Included in other comprehensive income (loss)	December 31, 2019	December 31, 2018
Defined benefit pension plan actuarial gain (loss)	$(383)	$307
Other post-retirement benefit plan actuarial gain (loss)	(17)	(2)
	$(400)	$305

Disclosure of fair value of plan assets	Pension plan assets comprise:

	2019	2018
Cash and cash equivalents	2%	3%
Equity securities	61%	59%
Debt securities	37%	38%
Total	100%	100%

Disclosure of defined benefit plans
The significant actuarial assumptions adopted in measuring the fair value of benefit obligations at December 31 were as follows:

		2019		2018
	Pension plan	Other benefit plan	Pension plan	Other benefit plan
Discount rate	3.16%	2.84%	4.16%	3.96%
Rate of compensation increase	n/a	n/a	n/a	n/a
The significant actuarial assumptions adopted in determining net expense for the years ended December 31 were as follows:

		2019			2018
	Pension plan	Other benefit plan	Pension plan		Other benefit plan
Discount rate	4.16%	2.84%	3.60%	3.96	3.96%
Rate of compensation increase	n/a	n/a	n/a		n/a

Disclosure of sensitivity analysis for actuarial assumptions
The assumed health care cost trend rates applicable to the other post-retirement benefit plan at December 31 were as follows:

	2019	2018
Initial medical/dental health care cost trend rate	n/a	n/a
Cost trend rate declines to medical and dental	n/a	n/a
Year that the medical rate reaches the rate it is assumed to remain at	2024	2023
Year that the dental rate reaches the rate it is assumed to remain at	2019	2018